Consolidated statement of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Profit before tax	€ 189,106	€ 160,288	€ 189,553
Adjustments:
depreciation and impairment of property, plant and equipment	74,914	65,216	62,592
amortization of intangible assets and right of use assets	13,652	15,436	15,888
allowance for doubtful accounts	628	40	661
net interest expense	5,740	5,839	3,733
(gain) from the disposal of non-current assets	(64)	(81)	(477)
Change in other provisions	2,300	3,542	1,585
Change in employee benefits	(446)	126	121
Other non-cash expenses, net	15,047	(6,834)	13,030
Working capital changes net of the effects from purchase of controlled entity:
- inventories and contract assets	(41,455)	12,306	(113,590)
- trade receivables and other assets	891	(3,825)	(93,864)
- trade payables, contract liabilities, advances and other liabilities	91,190	(25,888)	104,973
Interest paid	(6,960)	(7,411)	(3,152)
Interest received	1,440	1,283	922
Income tax paid	(59,906)	(64,261)	(76,765)
Net Cash Flows from operating activities	286,077	155,776	105,210
Cash Flow from investing activities
Purchase of property, plant and equipment	(263,756)	(302,600)	(433,233)
Proceeds from sale of property plant and equipment	1,860	3,147	577
Purchase of intangible assets	(11,276)	(10,971)	(8,696)
Proceeds from/ (purchase of) investments in financial assets	251	385	(4,190)
Proceeds from life insurance policies redemption			27,908
Business combination - net of cash acquired		(175)	(3,589)
Net Cash Flows used in investing activities	(272,921)	(310,214)	(421,223)
Cash Flow from financing activities
Net proceeds from follow on offering of ordinary shares		169,772
Acquisition of non-controlling interests			(250)
Dividends paid	(14,737)	(14,457)	(14,294)
Payment of principal portion of lease liabilities	(6,279)	(6,476)	(5,939)
Proceeds from borrowings	150,001	190,172	247,512
Repayments of borrowings	(106,923)	(155,790)	(68,999)
Net Cash Flows from/(used in) financing activities	22,062	183,221	158,030
Net change in cash and cash equivalents	35,218	28,783	(157,983)
Net foreign exchange differences on cash and cash equivalents	(2,885)	(115)	(1,155)
Cash and cash equivalents at Beginning Balance	98,270	69,602	228,740
Cash and cash equivalents at Ending Balance	€ 130,603	€ 98,270	€ 69,602